Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bank borrowings
Bank borrowings	$ 75,530	$ 56,040
1-year revolving loan denominated in RMB
Bank borrowings
Bank borrowings	31,912	5,584
Half-year revolving loans denominated in RMB
Bank borrowings
Bank borrowings	26,691	35,104
Revolving service trade loan denominated in HK$
Bank borrowings
Bank borrowings	84	3,999
Rollover period revolving loan denominated in US$
Bank borrowings
Bank borrowings		1,000
3-month revolving loan denominated in RMB
Bank borrowings
Bank borrowings	9,917	$ 10,353
1-year term loans denominated in RMB
Bank borrowings
Bank borrowings	$ 6,926